Fair Value Measurement - Reconciliation of the Assets and Liabilities (Detail) - Fair Value, Measurements, Recurring [Member] - Significant Unobservable Inputs (Level 3) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Contingent consideration payable
Fair Value Inputs Quantitative Information [Line Items]
Balance	¥ 30,358
Realized or unrealized losses	9,014
Settlement	(38,562)
Foreign exchange translation adjustments	(810)
Available-for-sale Securities
Fair Value Inputs Quantitative Information [Line Items]
Balance	7,353
Realized or unrealized losses	(7,011)
Settlement	0
Foreign exchange translation adjustments	¥ (342)